FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of December 31, 2020 and 2019:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2020	Interest rate caps of US$ LIBOR debt	$8,371	2.5% - 5.5%	May. 2021 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,380	1.0% - 2.6%	Nov. 2022 - Feb. 2024	(112)
	Interest rate caps of £ LIBOR debt	3,198	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate caps of € EURIBOR debt	119	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	189	3.0%	Oct. 2021 - Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	447	0.8% - 1.6%	Apr. 2023 - Apr. 2024	(11)
Dec. 31, 2019	Interest rate caps of US$ LIBOR debt	$7,774	2.7% - 6.0%	May. 2020 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,877	1.4% - 2.7%	Feb. 2020 - Feb. 2024	(57)
	Interest rate caps of £ LIBOR debt	3,096	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate swaps of £ LIBOR debt	74	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	109	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	184	3.0%	Oct. 2020 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	600	4.3% - 5.0%	Oct. 2021 - Mar. 2024	(95)
The following table presents the partnership’s outstanding derivatives that are designated as net investment hedges in foreign subsidiaries or cash flow hedges as of December 31, 2020 and 2019:

(US$ Millions)	Hedging item	Net Notional		Rates	Maturity dates	Fair value
Dec. 31, 2020	Net investment hedges		€—	€0.87/$- €0.88/$	Sep. 2021 - Sep. 2021	1
	Net investment hedges		£201	£0.50/$ - £1.08/$	Mar. 2021 - Dec. 2021	5
	Net investment hedges	A$	240	A$1.34/$ - A$1.52/$	Jun. 2021 - Dec. 2021	3
	Net investment hedges	C¥	813	C¥4.02/$ - C¥7.43/$	Mar. 2021 - Sep. 2021	(11)
	Net investment hedges	R$	620	R$5.20/$- R$5.20/$	Mar. 2021 - Mar. 2021	(3)
	Net investment hedges	₩	720,095	₩914.84/$ -- ₩1,169.58/$	Mar. 2021 - Jun. 2022	(54)
	Net investment hedges	Rs	4,703	Rs76.28/$ - Rs76.28/$	Jun. 2021 - Jun. 2021	(2)
	Net investment hedges		£90	£0.89/€ - £0.93/€	Apr. 2021 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	2,400	C$0.81/$ -C$1.70/$	Oct. 2021 - Jan. 2027	66
Dec. 31, 2019	Net investment hedges		€245	€0.85/$ - €0.91/$	Mar. 2020 - Jul. 2020	$7
	Net investment hedges		£2,444	£0.74/$ - £0.85/$	Jan. 2020 - Sep. 2021	(247)
	Net investment hedges	A$	238	A$1.38/$ - A$1.48/$	Mar. 2020 - Mar. 2021	(5)
	Net investment hedges	C¥	962	C¥6.75/$ - C¥7.16/$	Apr. 2020 - Jun. 2021	—
	Net investment hedges	C$	355	C$1.31/$ - C$1.33/$	Jun. 2020 - Sep. 2021	—
	Net investment hedges	R$	1,582	R$4.16/$ - R$4.16/$	Jun. 2020 - Jun. 2020	(10)
	Net investment hedges	₩	720,095	₩1,149.50/$ - ₩1,174.30/$	Mar. 2020 - Mar. 2021	(7)
	Net investment hedges	Rs	—	Rs71.78/$ - Rs73.01/$	Mar. 2020 - Apr. 2020	—
	Net investment hedges		£77	£0.88/€ - £0.93/€	Jan. 2020 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(8)

Disclosure of other derivatives
The following tables provide detail of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of December 31, 2020 and 2019:

(US$ millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Dec. 31, 2020	Interest rate caps	$3,560	3.0% - 5.0%	Jan. 2021 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Mar. 2021 - Jun. 2030	(308)
	Interest rate swaps of US$ debt	1,746	0.8% - 5.1%	Jun. 2021 - Mar. 2024	(32)
	Interest rate swaptions	350	2.0%	Mar. 2031 - Mar. 2031	—
Dec. 31, 2019	Interest rate caps	$5,663	2.5% - 5.0%	Mar. 2020 - Nov. 2021	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	1.1% - 6.4%	Jun. 2020 - Sep. 2031	(149)
	Interest rate swaps of US$ debt	2,003	1.7% - 4.6%	Nov. 2020 - Sep. 2023	(14)

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	216	216	329	329
Other non-current assets
Securities - FVTPL	FVTPL	1,612	1,612	1,250	1,250
Derivative assets	FVTPL	72	72	10	10
Securities - FVTOCI	FVTOCI	86	86	121	121
Restricted cash	Amortized cost	241	241	154	154
Current assets
Securities - FVTPL	FVTPL	107	107	—	—
Derivative assets	FVTPL	164	164	80	80
Accounts receivable(1)	Amortized cost	758	674	514	514
Restricted cash	Amortized cost	292	292	239	239
Cash and cash equivalents	Amortized cost	2,473	2,473	1,438	1,438
Total financial assets		$6,021	$5,937	$4,135	$4,135
Financial liabilities
Debt obligations(2)	Amortized cost	$54,717	$54,897	$55,528	$56,112
Capital securities	Amortized cost	2,170	2,170	2,153	2,160
Capital securities - fund subsidiaries	FVTPL	863	863	922	922
Other non-current liabilities
Loan payable	FVTPL	—	—	—	—
Accounts payable	Amortized cost	437	437	778	778
Derivative liabilities	FVTPL	272	272	413	413
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,110	2,110	2,539	2,539
Loans and notes payable	Amortized cost	1,062	1,062	172	172
Derivative liabilities	FVTPL	416	416	289	289
Total financial liabilities		$62,047	$62,227	$62,794	$63,385
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $5 million and $4 million as of December 31, 2020 and December 31, 2019, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $380 million and $138 million as of December 31, 2020 and December 31, 2019, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $16 million and $2 million as of December 31, 2020 and December 31, 2019, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the consolidated financial statements:

		Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	216	216	329	329
Other non-current assets
Securities - FVTPL	FVTPL	1,612	1,612	1,250	1,250
Derivative assets	FVTPL	72	72	10	10
Securities - FVTOCI	FVTOCI	86	86	121	121
Restricted cash	Amortized cost	241	241	154	154
Current assets
Securities - FVTPL	FVTPL	107	107	—	—
Derivative assets	FVTPL	164	164	80	80
Accounts receivable(1)	Amortized cost	758	674	514	514
Restricted cash	Amortized cost	292	292	239	239
Cash and cash equivalents	Amortized cost	2,473	2,473	1,438	1,438
Total financial assets		$6,021	$5,937	$4,135	$4,135
Financial liabilities
Debt obligations(2)	Amortized cost	$54,717	$54,897	$55,528	$56,112
Capital securities	Amortized cost	2,170	2,170	2,153	2,160
Capital securities - fund subsidiaries	FVTPL	863	863	922	922
Other non-current liabilities
Loan payable	FVTPL	—	—	—	—
Accounts payable	Amortized cost	437	437	778	778
Derivative liabilities	FVTPL	272	272	413	413
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	2,110	2,110	2,539	2,539
Loans and notes payable	Amortized cost	1,062	1,062	172	172
Derivative liabilities	FVTPL	416	416	289	289
Total financial liabilities		$62,047	$62,227	$62,794	$63,385
(1)Includes other receivables associated with assets classified as held for sale on the consolidated balance sheets in the amounts of $5 million and $4 million as of December 31, 2020 and December 31, 2019, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the consolidated balance sheets in the amount of $380 million and $138 million as of December 31, 2020 and December 31, 2019, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the consolidated balance sheets in the amount of $16 million and $2 million as of December 31, 2020 and December 31, 2019, respectively.

Disclosure of valuation techniques and inputs for fair value liabilities	The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of valuation techniques and inputs for fair value assets
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2020			Dec. 31, 2019
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.9%	5.6%	12	7.0%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.6%	5.7%	10	6.8%	5.9%	10
Europe	Discounted cash flow	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	Discounted cash flow	7.6%	7%	10	7.9%	7.4%	10
Core Retail	Discounted cash flow	7.0%	5.3%	10	6.7%	5.4%	10
LP Investments Office	Discounted cash flow	9.7%	7.2%	7	10.0%	7.3%	7
LP Investments Retail	Discounted cash flow	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	Discounted cash flow	7.3%	5.2%	10	7.6%	5.4%	10
Logistics(1)	Direct capitalization	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily(1)	Direct capitalization	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)(2)	Direct capitalization	—%	n/a	n/a	5.6%	n/a	n/a
Student Housing(1)	Direct capitalization	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	4.8%	n/a	n/a	5.5%	n/a	n/a
(1) The valuation method used to value hospitality, multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.
(2)In the fourth quarter of 2020, the partnership sold its investment in a portfolio of self-storage assets.
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Disclosure of fair value measurement of assets
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i) above.

	Dec. 31, 2020				Dec. 31, 2019
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,682	$411	$—	$—	$15,213	$535
Canada	—	—	4,721	381	—	—	4,633	173
Australia	—	—	2,366	365	—	—	1,881	419
Europe	—	—	2,526	173	—	—	936	1,931
Brazil	—	—	309	—	—	—	361	—
Core Retail	—	—	20,324	—	—	—	21,561	—
LP Investments
LP Investments Office	—	—	7,946	781	—	—	8,054	702
LP Investments Retail	—	—	2,538	—	—	—	2,812	—
Logistics	—	—	—	—	—	—	84	10
Hospitality(1)			84	—	—	—	—	—
Multifamily	—	—	2,442	—	—	—	2,937	—
Triple Net Lease	—	—	3,719	—	—	—	4,508	—
Self-storage	—	—	—	—	—	—	991	16
Student Housing	—	—	2,757	205	—	—	2,445	160
Manufactured Housing	—	—	2,784	—	—	—	2,446	—
Mixed-Use	—	—	3,096	—	—	—	2,703	—
Total	$—	$—	$70,294	$2,316	$—	$—	$71,565	$3,946
(1) Represents excess land held for capital appreciation rather than an operating hotel asset.
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for December 31, 2020, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Dec. 31, 2020
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$748
Canada	223
Australia	166
Europe	155
Brazil	5
Core Retail	1,076
LP Investments
LP Investments Office	401
LP Investments Retail	148
Mixed-use	142
Multifamily	117
Triple Net Lease	137
Student Housing	122
Manufactured Housing	130
Total	$3,570
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2020				Dec. 31, 2019
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	—	123	1,596	1,719	—	—	1,250	1,250
Securities designated as FVTOCI	—	—	86	86	—	—	121	121
Derivative assets	—	236	—	236	—	90	—	90
Total financial assets	$—	$359	$1,682	$2,041	$—	$90	$1,371	$1,461

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$863	$863	$—	$—	$922	$922
Derivative liabilities	—	688	—	688	—	702	—	702
Total financial liabilities	$—	$688	$863	$1,551	$—	$702	$922	$1,624
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2020 and 2019:

	Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,371	$922	$767	$838
Additions	324	—	950	—
Dispositions	(10)	—	(125)	—
Fair value (losses) gains, net and OCI	(3)	(59)	206	8
Other	—	—	(427)	76
Balance, end of year	$1,682	$863	$1,371	$922

Disclosure of fair value measurement of liabilities
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2020				Dec. 31, 2019
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	—	123	1,596	1,719	—	—	1,250	1,250
Securities designated as FVTOCI	—	—	86	86	—	—	121	121
Derivative assets	—	236	—	236	—	90	—	90
Total financial assets	$—	$359	$1,682	$2,041	$—	$90	$1,371	$1,461

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$863	$863	$—	$—	$922	$922
Derivative liabilities	—	688	—	688	—	702	—	702
Total financial liabilities	$—	$688	$863	$1,551	$—	$702	$922	$1,624
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2020 and 2019:

	Dec. 31, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,371	$922	$767	$838
Additions	324	—	950	—
Dispositions	(10)	—	(125)	—
Fair value (losses) gains, net and OCI	(3)	(59)	206	8
Other	—	—	(427)	76
Balance, end of year	$1,682	$863	$1,371	$922

Disclosure of interest rate and foreign currency risk	The following table outlines the impact on interest expense of a 100 basis point increase or decrease in interest rates on the partnership’s variable rate liabilities and fixed rate debt maturing within one year:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Variable rate property debt	$236	$250
Fixed rate property debt due within one year	30	7
Total	$266	$257

Disclosure of sensitivity analysis for types of market risk
The partnership’s exposures to foreign currencies and the sensitivity of net income and other comprehensive income, on a pre-tax basis, to a 10% change in the exchange rates relative to the U.S. dollar is summarized below:

	Dec. 31, 2020
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	521	$(41)	$—
Australian Dollar	A$	2,056	(158)	—
British Pound		£4,206	(575)	—
Euro		€328	(40)	—
Brazilian Real	R$	3,364	(65)	—
Indian Rupee	Rs	28,281	(39)	—
Chinese Yuan	C¥	1,084	(17)	—
South Korean Won	₩	204,795	(19)	—
United Arab Emirates Dirham	AED	708	(19)	—
Czech Koruna	CZK	8	—	—
Hungarian Forint	HUF	334	—	—
Poland Zloty	PLN	3	—	—
Total			$(973)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2019
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	377	$(29)	$—
Australian Dollar	A$	2,154	(151)	—
British Pound		£3,275	(434)	—
Euro		€339	(38)	—
Brazilian Real	R$	3,310	(82)	—
Indian Rupee	Rs	26,628	(37)	—
Chinese Yuan	C¥	933	(13)	—
South Korean Won	₩	160,969	(14)	—
United Arab Emirates Dirham	AED	683	(19)	—
Czech Koruna	CZK	10	—	—
Hungarian Forint	HUF	314	—	—
Poland Zloty	PLN	3	—	—
Total			$(817)	$—
(1)Net of Canadian Dollar denominated loans.

	Dec. 31, 2018
(Millions)	Equity attributable to Unitholders		OCI	Net income
Canadian Dollar(1)	C$	58	$(4)	$—
Australian Dollar	A$	2,977	(210)	—
British Pound		£3,965	(506)	—
Euro		€505	(58)	—
Brazilian Real	R$	2,823	(73)	—
Indian Rupee	Rs	25,022	(36)	—
Hong Kong Dollar	HK$	(75)	1	—
Chinese Yuan	C¥	1,593	(23)	—
South Korean Won	₩	245,507	(22)	—
United Arab Emirates Dirham	AED	451	(12)	—
Total			$(943)	$—
(1)Net of Canadian Dollar denominated loans.